Cover Page	6 Months Ended
Jun. 30, 2021
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	dMY Technology Group, Inc. IV
Entity Central Index Key	0001836833
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false